BrandywineGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 89.9%
COMMUNICATION SERVICES - 10.6%
Diversified Telecommunication Services - 1.9%
Cincinnati Bell Inc., Senior Notes	8.000%	10/15/25	$18,088,000	$18,873,924	(a)
Cogent Communications Group Inc., Senior Secured Notes	3.500%	5/1/26	1,500,000	1,522,500	(a)
Frontier Communications Holdings LLC, Senior Secured Notes	5.875%	10/15/27	7,458,000	7,933,447	(a)
Total Play Telecomunicaciones SA de CV, Senior Notes	6.375%	9/20/28	14,250,000	14,250,000	(a)

Total Diversified Telecommunication Services				42,579,871

Entertainment - 3.3%
Go Daddy Operating Co. LLC/GD Finance Co. Inc., Senior Notes	3.500%	3/1/29	5,946,000	5,901,405	(a)
Live Nation Entertainment Inc., Senior Notes	4.875%	11/1/24	16,449,000	16,653,296	(a)
Live Nation Entertainment Inc., Senior Notes	5.625%	3/15/26	9,593,000	9,944,248	(a)
Live Nation Entertainment Inc., Senior Secured Notes	3.750%	1/15/28	7,044,000	7,010,981	(a)
Playtika Holding Corp., Senior Notes	4.250%	3/15/29	23,022,000	23,124,218	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	13,691,000	13,988,437	(a)

Total Entertainment				76,622,585

Interactive Media & Services - 3.3%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	29,735,000	29,623,494	(a)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	33,885,000	35,198,044	(a)
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	10,425,000	10,912,108	(a)

Total Interactive Media & Services				75,733,646

Media - 2.1%
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	17,825,000	18,916,781	(a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	8,016,000	9,144,573
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	9,460,000	10,539,386
UPC Broadband Finco BV, Senior Secured Notes	4.875%	7/15/31	8,257,000	8,464,333	(a)

Total Media				47,065,073

TOTAL COMMUNICATION SERVICES				242,001,175

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2021 Quarterly Report	1

BrandywineGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER DISCRETIONARY - 10.4%
Diversified Consumer Services - 1.2%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	$14,360,000	$14,514,277	(a)
Graham Holdings Co., Senior Notes	5.750%	6/1/26	12,101,000	12,669,505	(a)

Total Diversified Consumer Services				27,183,782

Entertainment - 0.2%
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes	4.875%	5/1/29	4,280,000	4,365,600	(a)

Hotels, Restaurants & Leisure - 5.9%
Affinity Gaming, Senior Secured Notes	6.875%	12/15/27	9,536,000	10,042,314	(a)
Carnival Corp., Secured Notes	10.500%	2/1/26	8,835,000	10,261,411	(a)
Carnival Corp., Senior Secured Notes	11.500%	4/1/23	1,293,000	1,444,927	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	10,671,000	11,343,006	(a)
Nathan’s Famous Inc., Senior Secured Notes	6.625%	11/1/25	21,878,000	22,381,632	(a)
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., Senior Notes	8.500%	11/15/27	21,227,000	22,820,405	(a)
Station Casinos LLC, Senior Notes	5.000%	10/1/25	20,737,000	21,067,029	(a)
Station Casinos LLC, Senior Notes	4.500%	2/15/28	5,997,000	6,099,549	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	19,027,000	19,133,361	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	5,003,000	5,765,957	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,971,000	3,923,527	(a)

Total Hotels, Restaurants & Leisure				134,283,118

Internet & Direct Marketing Retail - 1.0%
QVC Inc., Senior Secured Notes	5.450%	8/15/34	21,585,000	22,982,305

Specialty Retail - 2.1%
Ambience Merger Sub Inc., Senior Notes	7.125%	7/15/29	2,164,000	2,147,770	(a)
Ambience Merger Sub Inc., Senior Secured Notes	4.875%	7/15/28	5,650,000	5,657,147	(a)
Carvana Co., Senior Notes	5.625%	10/1/25	14,226,000	14,724,408	(a)
Carvana Co., Senior Notes	5.500%	4/15/27	928,000	948,369	(a)
LSF9 Atlantis Holdings LLC/Victra Finance Corp., Senior Secured Notes	7.750%	2/15/26	24,393,000	25,327,618	(a)

Total Specialty Retail				48,805,312

TOTAL CONSUMER DISCRETIONARY				237,620,117

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Corporate Credit Fund 2021 Quarterly Report

BrandywineGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 5.1%
Food & Staples Retailing - 0.6%
Performance Food Group Inc., Senior Notes	5.500%	10/15/27	$13,716,000	$14,378,620	(a)

Food Products - 2.7%
C&S Group Enterprises LLC, Senior Notes	5.000%	12/15/28	17,045,000	16,136,672	(a)
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., Senior Secured Notes	8.500%	12/15/22	30,143,000	30,785,347	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	3,839,000	4,086,616	(a)
Post Holdings Inc., Senior Notes	5.500%	12/15/29	3,808,000	4,041,583	(a)
Post Holdings Inc., Senior Notes	4.625%	4/15/30	5,779,000	5,830,895	(a)

Total Food Products				60,881,113

Tobacco - 1.8%
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	14,972,000	15,627,025	(a)
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	24,526,000	24,562,544	(a)

Total Tobacco				40,189,569

TOTAL CONSUMER STAPLES				115,449,302

ENERGY - 11.2%
Energy Equipment & Services - 2.9%
ChampionX Corp., Senior Notes	6.375%	5/1/26	12,790,000	13,350,074
LBC Tank Terminals Holding Netherlands BV, Senior Notes	6.875%	5/15/23	15,308,000	15,315,195	(a)
Welltec A/S, Senior Secured Notes	9.500%	12/1/22	26,000,000	26,163,410	(a)
Welltec International ApS, Secured Notes	8.250%	10/15/26	10,000,000	10,000,000	(b)

Total Energy Equipment & Services				64,828,679

Oil, Gas & Consumable Fuels - 8.3%
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	6,611,000	6,785,808	(a)(c)
Energen Corp., Senior Notes	7.125%	2/15/28	22,389,000	27,072,554
Floatel International Ltd., Senior Secured Notes	6.000%	9/24/26	1,600,000	704,000
Floatel International Ltd., Senior Secured Notes (10.000% PIK)	10.000%	9/24/26	1,600,000	704,000	(d)
Leviathan Bond Ltd., Senior Secured Notes	5.750%	6/30/23	995,000	1,037,349	(a)(c)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	11,784,000	12,981,313	(a)(c)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2021 Quarterly Report	3

BrandywineGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	$49,753,000	$51,168,473	(a)
New Fortress Energy Inc., Senior Secured Notes	6.750%	9/15/25	47,256,000	45,554,784	(a)
Penn Virginia Escrow LLC, Senior Notes	9.250%	8/15/26	13,780,000	13,990,145	(a)
Rattler Midstream LP, Senior Notes	5.625%	7/15/25	16,317,000	17,011,287	(a)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	12,155,000	12,389,227	(a)

Total Oil, Gas & Consumable Fuels				189,398,940

TOTAL ENERGY				254,227,619

FINANCIALS - 20.2%
Banks - 1.4%
Popular Inc., Senior Notes	6.125%	9/14/23	14,532,000	15,621,900
Western Alliance Bancorp, Subordinated Notes (3.000% to 6/15/26 then SOFR + 2.250%)	3.000%	6/15/31	3,845,000	3,930,032	(e)
Western Alliance Bank, Subordinated Notes (5.250% to 6/1/25 then SOFR + 5.120%)	5.250%	6/1/30	11,135,000	12,276,866	(e)

Total Banks				31,828,798

Capital Markets - 1.2%
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	13,990,000	13,459,499	(a)
Hightower Holding LLC, Senior Notes	6.750%	4/15/29	13,976,000	14,342,870	(a)

Total Capital Markets				27,802,369

Consumer Finance - 2.3%
Credit Acceptance Corp., Senior Notes	5.125%	12/31/24	9,029,000	9,311,156	(a)
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	5,721,000	5,985,596
PRA Group Inc., Senior Notes	7.375%	9/1/25	10,830,000	11,601,638	(a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	7,600,000	7,619,000	(a)
World Acceptance Corp., Senior Notes	7.000%	11/1/26	18,900,000	18,660,348	(a)

Total Consumer Finance				53,177,738

Diversified Financial Services - 2.9%
Cobra AcquisitionCo LLC, Senior Notes	6.375%	11/1/29	15,300,000	15,300,000	(a)(b)
LD Holdings Group LLC, Senior Notes	6.500%	11/1/25	37,247,000	37,203,049	(a)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	14,081,000	13,291,337	(a)
Project Mustang - Bridge Loan Funding	0.750%	6/24/22	25,000,000	0	*(f)(g)(h)

Total Diversified Financial Services				65,794,386

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Corporate Credit Fund 2021 Quarterly Report

BrandywineGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 3.7%
AssuredPartners Inc., Senior Notes	7.000%	8/15/25	$28,979,000	$29,477,439	(a)
BroadStreet Partners Inc., Senior Notes	5.875%	4/15/29	11,080,000	11,053,463	(a)
GTCR AP Finance Inc., Senior Notes	8.000%	5/15/27	2,092,000	2,210,334	(a)
NFP Corp., Senior Notes	6.875%	8/15/28	20,487,000	20,946,114	(a)
NFP Corp., Senior Secured Notes	4.875%	8/15/28	2,100,000	2,138,325	(a)(b)
USI Inc., Senior Notes	6.875%	5/1/25	18,540,000	18,891,704	(a)

Total Insurance				84,717,379

Mortgage Real Estate Investment Trusts (REITs) - 1.5%
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	10,827,000	11,488,313	(a)
New Residential Investment Corp., Senior Notes	6.250%	10/15/25	22,192,000	22,392,838	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				33,881,151

Thrifts & Mortgage Finance - 7.2%
Freedom Mortgage Corp., Senior Notes	8.125%	11/15/24	49,815,000	50,657,372	(a)
Freedom Mortgage Corp., Senior Notes	8.250%	4/15/25	16,735,000	17,095,221	(a)
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	9,356,000	9,544,055	(a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	5,743,000	5,592,246	(a)
MGIC Investment Corp., Senior Notes	5.250%	8/15/28	18,376,000	19,631,081
Rocket Mortgage LLC, Senior Notes	5.250%	1/15/28	7,376,000	7,956,860	(a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	11/15/25	6,978,000	7,042,756	(a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	46,490,000	45,204,496	(a)

Total Thrifts & Mortgage Finance				162,724,087

TOTAL FINANCIALS				459,925,908

HEALTH CARE - 7.3%
Health Care Providers & Services - 3.1%
Akumin Escrow Inc., Senior Secured Notes	7.500%	8/1/28	6,560,000	6,357,067	(a)
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	31,990,000	31,081,324	(a)
DaVita Inc., Senior Notes	3.750%	2/15/31	11,839,000	11,543,025	(a)
Jaguar Holding Co. II/PPD Development LP, Senior Notes	5.000%	6/15/28	2,696,000	2,905,398	(a)
ModivCare Inc., Senior Notes	5.875%	11/15/25	17,878,000	18,928,333	(a)

Total Health Care Providers & Services				70,815,147

Life Sciences Tools & Services - 1.2%
Syneos Health Inc., Senior Notes	3.625%	1/15/29	25,936,000	25,895,799	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2021 Quarterly Report	5

BrandywineGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - 3.0%
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Secured Notes	5.875%	10/15/24	$5,677,000	$5,580,065	(a)
Horizon Therapeutics USA Inc., Senior Notes	5.500%	8/1/27	27,168,000	28,832,040	(a)
P&L Development LLC/PLD Finance Corp., Senior Secured Notes	7.750%	11/15/25	17,197,000	17,889,781	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	16,453,000	16,783,212	(a)

Total Pharmaceuticals				69,085,098

TOTAL HEALTH CARE				165,796,044

INDUSTRIALS - 11.1%
Aerospace & Defense - 1.4%
TransDigm Inc., Senior Notes	6.375%	6/15/26	1,505,000	1,554,530
TransDigm Inc., Senior Notes	7.500%	3/15/27	2,725,000	2,857,844
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	13,347,000	13,930,931	(a)
TransDigm UK Holdings PLC, Senior Notes	6.875%	5/15/26	13,617,000	14,331,892

Total Aerospace & Defense				32,675,197

Airlines - 0.5%
Air Canada Pass-Through Trust	5.250%	4/1/29	6,542,233	7,077,758	(a)
Air Canada Pass-Through Trust	3.300%	1/15/30	2,924,312	2,992,916	(a)

Total Airlines				10,070,674

Building Products - 0.1%
PGT Innovations Inc., Senior Notes	4.375%	10/1/29	2,750,000	2,774,076	(a)

Commercial Services & Supplies - 3.1%
Cimpress PLC, Senior Notes	7.000%	6/15/26	41,205,000	43,026,261	(a)
IAA Inc., Senior Notes	5.500%	6/15/27	10,976,000	11,483,640	(a)
KAR Auction Services Inc., Senior Notes	5.125%	6/1/25	14,717,000	14,900,963	(a)

Total Commercial Services & Supplies				69,410,864

Construction & Engineering - 0.7%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	16,008,000	16,708,350	(a)

Machinery - 1.7%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	19,470,000	19,991,602	(a)
HTA Group Ltd., Senior Notes	7.000%	12/18/25	17,550,000	18,511,915	(a)

Total Machinery				38,503,517

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Corporate Credit Fund 2021 Quarterly Report

BrandywineGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Professional Services - 2.1%
CoreLogic Inc., Senior Secured Notes	4.500%	5/1/28	$17,914,000	$17,824,430	(a)
Korn Ferry, Senior Notes	4.625%	12/15/27	9,813,000	10,193,254	(a)
TriNet Group Inc., Senior Notes	3.500%	3/1/29	19,216,000	19,288,060	(a)

Total Professional Services				47,305,744

Road & Rail - 1.5%
Uber Technologies Inc., Senior Notes	8.000%	11/1/26	30,955,000	32,754,259	(a)
Uber Technologies Inc., Senior Notes	7.500%	9/15/27	2,000,000	2,186,250	(a)

Total Road & Rail				34,940,509

TOTAL INDUSTRIALS				252,388,931

INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 1.9%
Viasat Inc., Senior Notes	5.625%	9/15/25	18,235,000	18,502,730	(a)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	24,182,000	25,239,962	(a)

Total Communications Equipment				43,742,692

IT Services - 1.0%
Alliance Data Systems Corp., Senior Notes	7.000%	1/15/26	19,798,000	21,246,917	(a)

Software - 3.2%
Black Knight InfoServ LLC, Senior Notes	3.625%	9/1/28	11,820,000	11,893,875	(a)
Elastic NV, Senior Notes	4.125%	7/15/29	12,532,000	12,610,325	(a)
LogMeIn Inc., Senior Secured Notes	5.500%	9/1/27	27,896,000	28,419,050	(a)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	19,908,000	19,834,042	(a)

Total Software				72,757,292

Technology Hardware, Storage & Peripherals - 1.1%
NCR Corp., Senior Notes	5.000%	10/1/28	24,958,000	25,533,531	(a)

TOTAL INFORMATION TECHNOLOGY				163,280,432

MATERIALS - 5.8%
Chemicals - 2.6%
Ashland LLC, Senior Notes	6.875%	5/15/43	7,924,000	10,373,705
GCP Applied Technologies Inc., Senior Notes	5.500%	4/15/26	37,869,000	38,792,057	(a)
WR Grace Holdings LLC, Senior Secured Notes	4.875%	6/15/27	9,000,000	9,270,000	(a)

Total Chemicals				58,435,762

Metals & Mining - 1.4%
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	11,015,000	11,166,456	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	20,988,000	21,556,355	(a)

Total Metals & Mining				32,722,811

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2021 Quarterly Report	7

BrandywineGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Paper & Forest Products - 1.8%
Schweitzer-Mauduit International Inc., Senior Notes	6.875%	10/1/26	$38,176,000	$39,755,051	(a)

TOTAL MATERIALS				130,913,624

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.6%
XHR LP, Senior Secured Notes	6.375%	8/15/25	12,415,000	13,186,348	(a)

Real Estate Management & Development - 0.4%
Forestar Group Inc., Senior Notes	5.000%	3/1/28	9,687,000	10,028,660	(a)

TOTAL REAL ESTATE				23,215,008

TOTAL CORPORATE BONDS & NOTES (Cost - $2,017,576,026)				2,044,818,160

ASSET-BACKED SECURITIES - 0.1%
Alesco Preferred Funding Ltd., PNN	0.000%	3/23/25	621,631	294,891	(f)
Alesco Preferred Funding VI Ltd., PPNE	0.000%	3/23/35	336,608	152,209	(a)(f)
Fort Sheridan ABS CDO Ltd., 2005-1A PPN2	0.000%	11/5/41	611,948	351,798	(a)(f)
Taberna Preferred Funding I Ltd., 2005-1A PPN2	0.000%	7/5/35	1,175,564	556,973	(a)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $2,537,642)				1,355,871

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Floatel International Ltd. (Cost - $1,138,496)			687,166	0	*(f)(g)(h)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
Floatel International Ltd. (Cost - $3,927,584)		3/16/25	662,476	0	*(f)(g)(h)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,025,179,748)				2,046,174,031

			SHARES
SHORT-TERM INVESTMENTS - 9.4%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $214,910,910)	0.010%		214,910,910	214,910,910	(i)

TOTAL INVESTMENTS - 99.4% (Cost - $2,240,090,658)				2,261,084,941
Other Assets in Excess of Liabilities - 0.6%				12,994,587

TOTAL NET ASSETS - 100.0%				$2,274,079,528

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Corporate Credit Fund 2021 Quarterly Report

BrandywineGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2021, the total market value of investments in Affiliated Companies was $214,910,910 and the cost was $214,910,910 (Note 2).

Abbreviation(s) used in this schedule:

CDO	—	Collateralized Debt Obligation
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2021 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Corporate Credit Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies

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Notes to Schedule of Investments (unaudited) (continued)

include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$254,227,619	$0	*	$254,227,619
Other Corporate Bonds & Notes	—	1,790,590,541	—		1,790,590,541
Asset-Backed Securities	—	1,355,871	—		1,355,871
Common Stocks	—	—	0	*	0	*
Warrants	—	—	0	*	0	*

Total Long-Term Investments	—	2,046,174,031	0	*	2,046,174,031

Short-Term Investments†	$214,910,910	—	—		214,910,910

Total Investments	$214,910,910	$2,046,174,031	$0	*	$2,261,084,941

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

	Affiliate Value at December 31,	Purchased		Sold
	2020	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$310,450,480	310,450,480	$95,539,570	95,539,570

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$3,173	—	$214,910,910

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